INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Inventory Disclosure [Abstract]
Inventory write-off	$ 3,528	$ 644
Outstanding inventory purchase orders	$ 48,453